22. Segment information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Trading and manufacturing	$ 10,986	$ 10,866	$ 11,437
Engineering	7,616	10,779	8,776
Revenue	18,602	21,645	20,213
Operating (loss)/income
Trading and manufacturing	(241)	(301)	(720)
Engineering	106	401	(802)
Unallocated corporate expenses	(120)	(159)	(152)
Operating expenses	(255)	(59)	(1,674)
Depreciation:
Trading and manufacturing	74	88	137
Engineering	34	42	45
Depreciation	108	130	182
Capital Expenditures, Gross
Trading and manufacturing	31	12	44
Engineering	20	29	19
Total	51	41	63
Assets
Trading and manufacturing	5,067	6,211
Engineering	18,811	18,736
Total assets	23,878	24,947
Liabilities
Trading and manufacturing	1,334	2,615
Engineering	4,667	4,576
Total	$ 6,001	$ 7,191